Information by operating segment (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of consolidated statement of income by operating segment

2024
	Exploration and Production (E&P)	Refining, Transportation & Marketing (RT&M)	Gas and Low Carbon Energies (G&LCE)	Corporate and other businesses	Eliminations	Total
Sales revenues	60,516	85,281	9,518	319	(64,218)	91,416
Intersegments	60,208	1,035	2,969	6	(64,218)	−
Third parties	308	84,246	6,549	313	-	91,416
Cost of sales	(24,823)	(78,836)	(5,031)	(294)	63,540	(45,444)
Gross profit (loss)	35,693	6,445	4,487	25	(678)	45,972
Income (expenses)	(7,639)	(3,257)	(3,497)	(4,703)	−	(19,096)
Selling expenses	(1)	(1,928)	(2,936)	(9)	-	(4,874)
General and administrative expenses	(64)	(356)	(115)	(1,310)	-	(1,845)
Exploration costs	(913)	-	-	-	-	(913)
Research and development expenses	(629)	(6)	(4)	(150)	-	(789)
Other taxes	(692)	(47)	(18)	(494)	-	(1,251)
Impairment (losses) reversals, net	(1,244)	(300)	-	13	-	(1,531)
Other income and expenses, net	(4,096)	(620)	(424)	(2,753)	-	(7,893)
Income (loss) before net finance expense, results of equity-accounted investments and income taxes	28,054	3,188	990	(4,678)	(678)	26,876
Net finance expense	-	-	-	(15,107)	-	(15,107)
Results of equity-accounted investments	76	(780)	80	(3)	-	(627)
Net income / (loss) before income taxes	28,130	2,408	1,070	(19,788)	(678)	11,142
Income taxes	(9,540)	(1,084)	(335)	7,190	232	(3,537)
Net income (loss) for the year	18,590	1,324	735	(12,598)	(446)	7,605
Attributable to:
Shareholders of Petrobras	18,593	1,324	682	(12,625)	(446)	7,528
Non-controlling interests	(3)	-	53	27	-	77

2023
	Exploration and Production (E&P)	Refining, Transportation & Marketing (RT&M)	Gas and Low Carbon Energies (G&LCE)	Corporate and other businesses	Eliminations	Total
Sales revenues	66,880	94,868	11,109	365	(70,813)	102,409
Intersegments	66,113	1,404	3,285	11	(70,813)	−
Third parties	767	93,464	7,824	354	-	102,409
Cost of sales	(27,239)	(85,699)	(5,685)	(370)	70,558	(48,435)
Gross profit (loss)	39,641	9,169	5,424	(5)	(255)	53,974
Income (expenses)	(5,615)	(4,086)	(3,384)	(2,857)	1	(15,941)
Selling expenses	(12)	(2,156)	(2,838)	(33)	1	(5,038)
General and administrative expenses	(74)	(327)	(80)	(1,113)	-	(1,594)
Exploration costs	(982)	-	-	-	-	(982)
Research and development expenses	(569)	(16)	(3)	(138)	-	(726)
Other taxes	(454)	(27)	(49)	(360)	-	(890)
Impairment (losses) reversals, net	(2,105)	(524)	(81)	30	-	(2,680)
Other income and expenses, net	(1,419)	(1,036)	(333)	(1,243)	-	(4,031)
Income (loss) before net finance expense, results of equity-accounted investments and income taxes	34,026	5,083	2,040	(2,862)	(254)	38,033
Net finance expense	-	-	-	(2,333)	-	(2,333)
Results of equity-accounted investments	(7)	(318)	10	11	-	(304)
Net income / (loss) before income taxes	34,019	4,765	2,050	(5,184)	(254)	35,396
Income taxes	(11,571)	(1,729)	(693)	3,506	86	(10,401)
Net income (loss) for the year	22,448	3,036	1,357	(1,678)	(168)	24,995
Attributable to:
Shareholders of Petrobras	22,453	3,036	1,286	(1,723)	(168)	24,884
Non-controlling interests	(5)	-	71	45	-	111

	2022
	Exploration and Production (E&P)	Refining, Transportation & Marketing (RT&M)	Gas and Low Carbon Energies (G&LCE)	Corporate and other businesses	Eliminations	Total

Sales revenues	77,890	113,531	15,068	511	(82,526)	124,474
Intersegments	76,579	1,950	3,991	6	(82,526)	−
Third parties	1,311	111,581	11,077	505	-	124,474
Cost of sales	(30,465)	(99,154)	(10,518)	(522)	81,173	(59,486)
Gross profit (loss)	47,425	14,377	4,550	(11)	(1,353)	64,988
Income (expenses)	907	(3,132)	(2,965)	(2,671)	(13)	(7,874)
Selling expenses	(22)	(1,841)	(2,979)	(76)	(13)	(4,931)
General and administrative expenses	(46)	(275)	(62)	(949)	-	(1,332)
Exploration costs	(887)	-	-	-	-	(887)
Research and development expenses	(678)	(6)	(5)	(103)	-	(792)
Other taxes	(79)	(31)	(44)	(285)	-	(439)
Impairment (losses) reversals, net	(1,218)	(97)	1	(1)	-	(1,315)
Other income and expenses, net	3,837	(882)	124	(1,257)	-	1,822
Income (loss) before net finance expense, results of equity-accounted investments and income taxes	48,332	11,245	1,585	(2,682)	(1,366)	57,114
Net finance expense	-	-	-	(3,840)	-	(3,840)
Results of equity-accounted investments	170	3	83	(5)	-	251
Net income / (loss) before income taxes	48,502	11,248	1,668	(6,527)	(1,366)	53,525
Income taxes	(16,433)	(3,822)	(540)	3,559	466	(16,770)
Net income (loss) for the year	32,069	7,426	1,128	(2,968)	(900)	36,755
Attributable to:
Shareholders of Petrobras	32,073	7,426	1,038	(3,014)	(900)	36,623
Non-controlling interests	(4)	-	90	46	-	132

Schedule of other income and expenses net by segment

Other income and expenses, net by segment
2024
	Exploration and Production (E&P)	Refining, Transportation & Marketing (RT&M)	Gas and Low Carbon Energies (G&LCE)	Corporate and other businesses	Total
Stoppages for asset maintenance and pre-operating expenses	(2,419)	(80)	(98)	(20)	(2,617)
Losses on decommissioning of returned/abandoned areas	(2,584)	-	-	-	(2,584)
Pension and medical benefits - retirees	-	-	-	(2,196)	(2,196)
Losses with legal, administrative and arbitration proceedings	(386)	(411)	(30)	(169)	(996)
Variable compensation programs	(407)	(227)	(47)	(251)	(932)
Operating expenses with thermoelectric power plants	-	-	(221)	-	(221)
Ship/take or pay agreements	5	79	132	3	219
Results on disposal/write-offs of assets	234	51	18	(75)	228
Results from co-participation agreements in bid areas	259	-	-	-	259
Others	1,202	(32)	(178)	(45)	947
Total	(4,096)	(620)	(424)	(2,753)	(7,893)

Other income and expenses, net by segment
2023
	Exploration and Production (E&P)	Refining, Transportation & Marketing (RT&M)	Gas and Low Carbon Energies (G&LCE)	Corporate and other businesses	Total
Stoppages for asset maintenance and pre-operating expenses	(2,105)	(21)	(52)	(27)	(2,205)
Losses on decommissioning of returned/abandoned areas	(1,195)	-	-	-	(1,195)
Pension and medical benefits - retirees	-	-	-	(1,172)	(1,172)
Variable compensation programs	(416)	(268)	(53)	(274)	(1,011)
Losses with legal, administrative and arbitration proceedings	(300)	(391)	(9)	(97)	(797)
Operating expenses with thermoelectric power plants	-	-	(189)	-	(189)
Ship/take or pay agreements	4	40	192	2	238
Results from co-participation agreements in bid areas	284	-	-	-	284
Results on disposal/write-offs of assets	1,370	(35)	(48)	8	1,295
Others	939	(361)	(174)	317	721
Total	(1,419)	(1,036)	(333)	(1,243)	(4,031)

Other income and expenses, net by segment
2022
	Exploration and Production (E&P)	Refining, Transportation & Marketing (RT&M)	Gas and Low Carbon Energies (G&LCE)	Corporate and other businesses	Total
Stoppages for asset maintenance and pre-operating expenses	(1,743)	(23)	(31)	(37)	(1,834)
Losses with legal, administrative and arbitration proceedings	(461)	(428)	(72)	(401)	(1,362)
Pension and medical benefits - retirees	-	-	-	(1,015)	(1,015)
Variable compensation programs	(279)	(144)	(36)	(219)	(678)
Losses on decommissioning of returned/abandoned areas	(225)	-	-	-	(225)
Operating expenses with thermoelectric power plants	-	-	(150)	-	(150)
Ship/take or pay agreements	2	32	70	1	105
Results on disposal/write-offs of assets	868	100	164	12	1,144
Results from co-participation agreements in bid areas	4,286	-	-	-	4,286
Others	1,389	(419)	179	402	1,551
Total	3,837	(882)	124	(1,257)	1,822

Schedule of depreciation, depletion and amortization

	Exploration and Production (E&P)	Refining, Transportation & Marketing (RT&M)	Gas and Low Carbon Energies (G&LCE)	Corporate and other businesses	Total

2024	9,292	2,495	557	135	12,479
2023	10,230	2,410	525	115	13,280
2022	10,415	2,248	448	107	13,218

Schedule of assets by operating segment

	Exploration and Production (E&P)	Refining, Transportation & Marketing (RT&M)	Gas and Low Carbon Energies (G&LCE)	Corporate and other businesses	Elimina-tions	Total

Consolidated assets by operating segment - 12.31.2024

Current assets	2,697	9,017	379	13,923	(4,180)	21,836
Non-current assets	122,854	18,708	4,881	13,366	−	159,809
Long-term receivables	7,056	2,217	91	11,246	−	20,610
Investments	299	114	182	64	−	659
Property, plant and equipment	113,761	16,257	4,541	1,726	−	136,285
Operating assets	91,895	14,828	3,936	1,242	−	111,901
Under construction	21,866	1,429	605	484	−	24,384
Intangible assets	1,738	120	67	330	−	2,255
Total Assets	125,551	27,725	5,260	27,289	(4,180)	181,645

Consolidated assets by operating segment - 12.31.2023

Current assets	2,804	11,002	370	23,547	(5,278)	32,445
Non-current assets	136,064	23,800	6,406	18,352	−	184,622
Long-term receivables	9,028	2,068	83	15,619	−	26,798
Investments	344	811	145	58	−	1,358
Property, plant and equipment	124,254	20,786	6,101	2,283	−	153,424
Operating assets	108,405	18,128	3,605	1,770	−	131,908
Under construction	15,849	2,658	2,496	513	−	21,516
Intangible assets	2,438	135	77	392	−	3,042
Total Assets	138,868	34,802	6,776	41,899	(5,278)	217,067